Condensed Consolidated Balance Sheets (Details 2) - USD ($)	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Current assets:
Cash and cash equivalents	$ 736,100,000	$ 864,100,000	$ 267,700,000	$ 399,900,000
Short-term Investments	4,000,000	0
Merchandise inventories, net	2,885,500,000	1,035,700,000
Current deferred tax assets, net	0	28,300,000
Other current assets	310,300,000	66,500,000
Total current assets	3,935,900,000	1,994,600,000
Property, plant and equipment, net	3,125,500,000	1,210,500,000
Assets Held-for-sale, Not Part of Disposal Group	12,100,000	0
Goodwill	5,021,700,000	164,600,000
Deferred tax assets, net	0	30,600,000
Favorable lease rights, net	569,400,000	300,000
Tradename	3,100,000,000	0
Other Intangible Assets, Net	5,800,000	1,200,000
Other assets	130,800,000	90,900,000
Total assets	15,901,200,000	3,492,700,000
Current liabilities:
Current portion of long-term debt	108,000,000	0
Accounts payable	1,251,900,000	433,600,000
Other current liabilities	722,600,000	385,300,000
Income taxes payable	12,900,000	42,700,000
Total current liabilities	2,095,400,000	861,600,000
Long-term debt, net, excluding current portion	7,238,400,000	682,700,000
Unfavorable lease rights, net	149,300,000	0
Deferred Tax Liabilities, Net, Noncurrent	1,586,600,000	0
Other liabilities	424,600,000	163,400,000
Total liabilities	11,494,300,000	1,707,700,000
Accrued Income Taxes, Noncurrent	71,400,000	6,500,000
Shareholders' equity:
Total shareholders' equity	4,406,900,000	1,785,000,000	1,170,700,000	1,667,300,000
Total liabilities and shareholders' equity	15,901,200,000	3,492,700,000
Parent
Current assets:
Cash and cash equivalents		193,500,000	163,200,000	305,000,000
Merchandise inventories, net		3,100,000
Due from intercompany, net	262,200,000	38,600,000
Other current assets	1,000,000	200,000
Total current assets	263,200,000	235,400,000
Deferred tax assets, net	500,000	700,000
Investment in subsidiaries	8,403,900,000	1,214,500,000
Intercompany note receivable	1,526,400,000
Due from intercompany, net	1,930,300,000
Total assets	12,124,300,000	1,867,400,000
Current liabilities:
Current portion of long-term debt	108,000,000
Accounts payable	17,500,000	100,000
Due to intercompany, net	582,500,000
Other current liabilities	84,900,000	112,000,000
Income taxes payable	3,800,000	39,800,000
Total current liabilities	796,700,000	152,500,000
Long-term debt, net, excluding current portion	6,920,700,000	(70,200,000)
Total liabilities	7,714,400,000	82,300,000
Shareholders' equity:
Total shareholders' equity	4,406,900,000	1,785,100,000
Total liabilities and shareholders' equity	12,124,300,000	1,867,400,000
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	636,900,000	664,300,000	72,500,000	71,700,000
Short-term Investments		997,200,000
Merchandise inventories, net	2,850,000,000	25,100,000
Due from intercompany, net	548,300,000	600,000
Other current assets	308,700,000	63,900,000
Total current assets	4,343,900,000	1,751,100,000
Property, plant and equipment, net	3,089,500,000	1,168,800,000
Assets Held-for-sale, Not Part of Disposal Group	12,100,000
Goodwill	4,993,200,000	133,300,000
Deferred tax assets, net		14,700,000
Favorable lease rights, net	569,400,000	300,000
Tradename	3,100,000,000
Other Intangible Assets, Net	5,500,000	200,000
Investment in subsidiaries	74,400,000
Other assets	130,600,000	90,700,000
Total assets	16,318,600,000	3,159,100,000
Current liabilities:
Accounts payable	1,136,300,000	423,800,000
Due to intercompany, net	369,200,000
Other current liabilities	433,500,000	269,100,000
Income taxes payable	1,900,000	2,900,000
Total current liabilities	1,940,900,000	734,400,000
Long-term debt, net, excluding current portion	317,700,000	752,900,000
Intercompany note payable	1,715,200,000	416,800,000
Unfavorable lease rights, net	149,300,000
Deferred Tax Liabilities, Net, Noncurrent	1,596,700,000
Due to intercompany, net	1,930,300,000
Other liabilities	421,000,000	155,000,000
Total liabilities	8,071,100,000	2,059,100,000
Shareholders' equity:
Total shareholders' equity	8,247,500,000	1,100,000,000
Total liabilities and shareholders' equity	16,318,600,000	3,159,100,000
Non - Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	116,500,000	6,300,000	$ 32,000,000	$ 23,200,000
Short-term Investments	4,000,000	38,500,000
Merchandise inventories, net	51,400,000	100,000
Due from intercompany, net	186,400,000
Other current assets	600,000	3,600,000
Total current assets	358,900,000	48,500,000
Property, plant and equipment, net	36,000,000	41,700,000
Goodwill	28,500,000	31,300,000
Deferred tax assets, net	9,600,000	15,100,000
Other Intangible Assets, Net	300,000	1,000,000
Intercompany note receivable	188,800,000
Other assets	4,600,000	200,000
Total assets	626,700,000	137,800,000
Current liabilities:
Accounts payable	131,200,000	10,800,000
Due to intercompany, net	452,000,000
Other current liabilities	204,200,000	4,200,000
Income taxes payable	7,200,000
Total current liabilities	387,800,000	15,000,000
Other liabilities	8,000,000	8,300,000
Total liabilities	395,800,000	23,300,000
Shareholders' equity:
Total shareholders' equity	230,900,000	114,500,000
Total liabilities and shareholders' equity	626,700,000	137,800,000
Consolidation Adjustments
Current assets:
Cash and cash equivalents	(17,300,000)
Merchandise inventories, net	(15,900,000)
Due from intercompany, net	(996,900,000)	(39,200,000)
Other current assets		(1,200,000)
Total current assets	(1,030,100,000)	(40,400,000)
Deferred tax assets, net	(10,100,000)	100,000
Investment in subsidiaries	(8,478,300,000)	(1,214,500,000)
Intercompany note receivable	(1,715,200,000)
Due from intercompany, net	(1,930,300,000)
Other assets	(4,400,000)
Total assets	(13,168,400,000)	(1,671,600,000)
Current liabilities:
Accounts payable	(33,100,000)	(1,100,000)
Due to intercompany, net	(996,900,000)
Total current liabilities	(1,030,000,000)	(40,300,000)
Intercompany note payable		(416,800,000)
Deferred Tax Liabilities, Net, Noncurrent	(10,100,000)
Due to intercompany, net	(1,930,300,000)
Other liabilities	(4,400,000)	100,000
Total liabilities	(4,690,000,000)	(457,000,000)
Accrued Income Taxes, Noncurrent	(1,715,200,000)
Shareholders' equity:
Total shareholders' equity	(8,478,400,000)	(1,214,600,000)
Total liabilities and shareholders' equity	$ (13,168,400,000)	$ (1,671,600,000)